Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 688,151	¥ 816,219
Maximum potential/Notional amount, Expiring in 1-5 years		2,177,736	1,973,754
Maximum potential/Notional amount, Expiring over 5 years		135,513	122,156
Maximum potential/Notional amount, Total		3,001,400	2,912,129
Credit derivative (asset) liability at fair value	[1]	(61,212)	(39,586)
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		688,151	816,219
Maximum potential/Notional amount, Expiring in 1-5 years		2,103,368	1,895,201
Maximum potential/Notional amount, Expiring over 5 years		135,513	122,156
Maximum potential/Notional amount, Total		2,927,032	2,833,576
Credit derivative (asset) liability at fair value	[1]	(61,188)	(39,586)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		608,712	740,991
Maximum potential/Notional amount, Expiring in 1-5 years		1,504,191	1,304,996
Maximum potential/Notional amount, Expiring over 5 years		89,869	36,073
Maximum potential/Notional amount, Total		2,202,772	2,082,060
Credit derivative (asset) liability at fair value	[1]	(36,812)	(19,867)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	440,610	627,355
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,199,269	949,129
Maximum potential/Notional amount, Expiring over 5 years	[2]	85,094	29,493
Maximum potential/Notional amount, Total	[2]	1,724,973	1,605,977
Credit derivative (asset) liability at fair value	[1],[2]	(33,389)	(21,005)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		168,102	107,663
Maximum potential/Notional amount, Expiring in 1-5 years		259,497	349,886
Maximum potential/Notional amount, Expiring over 5 years		4,775	6,580
Maximum potential/Notional amount, Total		432,374	464,129
Credit derivative (asset) liability at fair value	[1]	(3,431)	1,654
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			5,973
Maximum potential/Notional amount, Expiring in 1-5 years		45,425	5,981
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		45,425	11,954
Credit derivative (asset) liability at fair value	[1]	8	(516)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		79,439	75,228
Maximum potential/Notional amount, Expiring in 1-5 years		599,177	590,205
Maximum potential/Notional amount, Expiring over 5 years		45,644	86,083
Maximum potential/Notional amount, Total		724,260	751,516
Credit derivative (asset) liability at fair value	[1]	(24,376)	(19,719)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		10,000	24,000
Maximum potential/Notional amount, Expiring in 1-5 years		201,226	250,480
Maximum potential/Notional amount, Expiring over 5 years		37,781	85,083
Maximum potential/Notional amount, Total		249,007	359,563
Credit derivative (asset) liability at fair value	[1]	(4,692)	(4,982)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	3,000	7,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	118,359	198,335
Maximum potential/Notional amount, Expiring over 5 years	[2]	37,781	63,767
Maximum potential/Notional amount, Total	[2]	159,140	269,102
Credit derivative (asset) liability at fair value	[1],[2]	(3,381)	(4,145)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		7,000	17,000
Maximum potential/Notional amount, Expiring in 1-5 years		82,867	52,145
Maximum potential/Notional amount, Expiring over 5 years			21,316
Maximum potential/Notional amount, Total		89,867	90,461
Credit derivative (asset) liability at fair value	[1]	(1,311)	(837)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		69,439	51,228
Maximum potential/Notional amount, Expiring in 1-5 years		397,951	339,725
Maximum potential/Notional amount, Expiring over 5 years		7,863	1,000
Maximum potential/Notional amount, Total		475,253	391,953
Credit derivative (asset) liability at fair value	[1]	(19,684)	(14,737)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	15,000	14,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	108,000	72,192
Maximum potential/Notional amount, Expiring over 5 years	[2]	6,000	1,000
Maximum potential/Notional amount, Total	[2]	129,000	87,192
Credit derivative (asset) liability at fair value	[1],[2]	(2,641)	(1,278)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		12,000	21,000
Maximum potential/Notional amount, Expiring in 1-5 years		29,000	73,000
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		41,000	94,000
Credit derivative (asset) liability at fair value	[1]	(749)	(1,725)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		42,439	16,228
Maximum potential/Notional amount, Expiring in 1-5 years		260,951	194,533
Maximum potential/Notional amount, Expiring over 5 years		1,863
Maximum potential/Notional amount, Total		305,253	210,761
Credit derivative (asset) liability at fair value	[1]	(16,294)	(11,734)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	[3]	74,368	78,553
Maximum potential/Notional amount, Expiring over 5 years	[3]
Maximum potential/Notional amount, Total	[3]	74,368	78,553
Credit derivative (asset) liability at fair value	[1],[3]	¥ (24)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.